Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Long term debt gross	$ 261,586	$ 233,571
Less Current Portion	76,645	72,024
Long-term debt	84,941	702,047
Long-term Debt One [Member]
Long term debt gross	161,586	$ 233,571
Long-term Debt Two [Member]
Long term debt gross	$ 100,000